Statutory Requirements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) member	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statutory Accounting Practices [Line Items]
Liquidity ratio, minimum percentage required	75.00%
Bermuda
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	$ 1,211,102	$ 1,298,596
Required statutory capital and surplus	610,173	555,714
Statutory net income	$ 139,646	214,227	$ (272,339)
Statutory maximum percentage available for dividend payments	25.00%
Dividend payments with regulatory approval, number of members required | member	2
Statutory amount available for dividend payments without regulatory approval	$ 316,700	314,500
United States
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	296,938	276,185
Required statutory capital and surplus	115,086	112,601
Statutory net income	$ 36,659	9,016	$ (29,491)
Statutory maximum percentage available for dividend payments	25.00%
Dividend payments with regulatory approval, number of members required | member	2
Statutory amount available for dividend payments without regulatory approval	$ 47,400	$ 21,600
Net Worth Maintenance Agreement, Minimum Level of Capital	$ 250,000